Income Taxes (Schedule of Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Allowance for loan losses	$ 5,895	$ 6,529
Lost interest on nonaccrual loans	717	1,011
Stock-based compensation	390	329
Depreciation	256	199
Deferred compensation	174	150
Disallowed writedowns on OREO properties	60
State net operating loss		112
Net unrealized cash flow hedge losses		17
Other	102	69
Total deferred tax assets	7,594	8,416
Net deferred tax assets	5,954	6,878
Deferred tax liabilities:
Net unrealized security gains	885	760
Deferred loan costs	354	464
Goodwill	286	246
Bond accretion	115	68
Total deferred tax liabilities	1,640	1,538
Net deferred tax asset	$ 5,954	$ 6,878